LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Reconciliation of Denominators of Basic and Diluted Per Share Computations

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2013	2014	2015
Weighted average number of outstanding shares
Basic	10,144	10,785	11,052
Effect of dilutive securities
Employee share-based compensation	—	—	—

Diluted	10,144	10,785	11,052